Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 27, 2013	Apr. 28, 2012	Apr. 30, 2011
Cash flows from operating activities:
Net loss	$ (157,806)	$ (64,840)	$ (68,873)
Adjustments to reconcile net loss to net cash flows from operating activities:
Depreciation and amortization (including amortization of deferred financing fees)	232,604	238,048	244,734
Stock-based compensation expense	20,187	20,775	20,978
Non-cash impairment charges	24,473	11,747	2,857
Deferred taxes	(118,893)	(37,570)	1,614
(Gain) loss on disposal of property and equipment	(750)	2,590	893
Increase (decrease) in other long-term liabilities	24,985	(30,072)	(55,143)
Changes in operating assets and liabilities, net	92,591	(164,790)	52,012
Net cash flows provided by (used in) operating activities	117,391	(24,112)	199,072
Cash flows from investing activities:
Purchases of property and equipment	(165,835)	(163,552)	(110,502)
Net increase in other noncurrent assets	(5,745)	(13,326)	(1,466)
Other investing activities, net	(4,100)
Proceeds from sale of distribution center		18,000
Purchase of Borders Group, Inc. intellectual property		(14,528)
Fictionwise earn-out payments			(7,508)
Purchase of non-controlling interest			(300)
Net cash flows used in investing activities	(175,680)	(173,406)	(119,776)
Cash flows from financing activities:
Net proceeds from issuance of Preferred Membership interests	380,623
Net proceeds from Microsoft Commercial Agreement financing arrangement	48,706
Net (decrease) increase in credit facility	(247,200)	11,100	52,700
Proceeds from exercise of common stock options	3,400	1,097	17,233
Purchase of treasury stock	(5,573)	(4,090)	(1,836)
Excess tax benefit from stock-based compensation	439	193	34
Cash dividends paid to shareholders	(15,767)	(7,081)	(44,783)
Net proceeds from issuance of Series J preferred stock		191,379
Payment of new deferred financing fees		(378)	(10,180)
Payment of short term note payable			(100,000)
Payment received for Calendar Club note receivable			6,000
Net cash flows provided by (used in) financing activities	164,628	192,220	(80,832)
Net decrease in cash and cash equivalents	106,339	(5,298)	(1,536)
Cash and cash equivalents at beginning of year	54,131	59,429	60,965
Cash and cash equivalents at end of year	160,470	54,131	59,429
Changes in operating assets and liabilities, net:
Receivables, net	20,578	(19,653)	(43,718)
Merchandise inventories	151,072	(186,479)	(5,251)
Prepaid expenses and other current assets	(105,203)	(59,388)	19,889
Accounts payable and accrued liabilities	26,144	100,730	81,092
Changes in operating assets and liabilities, net	92,591	(164,790)	52,012
Supplemental cash flow information:
Interest paid	24,925	28,298	45,604
Income taxes (net of refunds)	3,822	1,613	(41,681)
Supplemental disclosure of subsidiaries acquired:
Assets acquired (net of cash acquired)			1,513
Liabilities assumed			1,213
Cash paid			300
Non-cash financing activity:
Accrued dividend on redeemable preferred shares	$ 3,942	$ 3,963